LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM DEBT
13.	LONG-TERM DEBT
Outstanding principal balances of Long-term debt comprises of the following:

	September 30, 2023		December 31, 2022
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$9,866,900	$9,311,800	$9,866,900	$8,067,291
LMATT Series 2.2024, Inc.	2,333,391	3,027,681	2,333,391	2,354,013
LMATT Growth & Income Series 1.2026, Inc	400,000	427,284	400,000	400,000
Secured borrowing:
LMA Income Series, LP	21,889,444	22,242,291	17,428,349	17,428,349
LMA Income Series II, LP	24,535,851	24,535,851	—	—
Unsecured borrowing:
Owl Rock Credit Facility	25,000,000	25,000,000	—	—
SPV Purchase and Sale Note	25,750,000	25,750,000	—	—
Sponsor PIK Note	10,785,778	10,785,778	—	—
Deferred Financing Cost	(2,266,858)	(2,266,858)	—	—

Total long-term debt	$118,294,506	$118,813,827	$30,028,640	$28,249,653

Owl Rock Credit Facility
On July 5, 2023 (the “Owl Rock Closing Date”), the Company entered into that certain Credit Agreement (the “Owl Rock Credit Facility”), among the Company, as borrower, the several banks and other persons from time to time party thereto (the “Owl Rock Lenders”), and Owl Rock Capital Corporation, as
administrative and collateral agent for the Owl Rock Lenders thereunder. The Owl Rock Credit Facility provides credit extensions for (i) an initial term loan in an aggregate principal amount of $25.00 million upon the closing of the Owl Rock Credit Facility and (ii) optional delayed draw term loans in an aggregate principal amount of up to $25.00 million available for 180 days after the Owl Rock Closing Date, subject to the requirement that on each delayed draw date, the proceeds may be used for working capital and the business requirements of the enterprise, and to fund acquisitions, investments and other transactions permitted by the loan documentation. It provides a delayed draw commitment fee rate of 0.50% per annum applicable to undrawn commitments during the Delayed Draw Term Loan Availability Period and matures on July 5, 2028, the date that is five years after the closing of the Owl Rock Credit Facility.
The Owl Rock Credit Facility, among other things:

•	requires the Company and certain subsidiaries of the Company to guarantee the loans provided under the Owl Rock Credit Facility pursuant to separate loan documentation;

•
is secured by a first-priority security interest in substantially all of the assets of the Company and the subsidiary guarantors. No pledge of any equity interests in the Company is required by any holder of such equity interests;

•
provides for interest to accrue on the loans drawn under the Owl Rock Credit Facility at the election of the Company, by reference to either (i) an alternative base rate (such loans, “ABR Loans”) or (ii) an adjusted term Secured Overnight Financing Rate (SOFR) rate (such loans, “SOFR Loans”) plus an applicable margin. The adjusted term SOFR rate is determined by the applicable term SOFR for a relevant interest period plus a credit spread adjustment of 0.10%, 0.15% and 0.25% per annum for interest periods of one
,
three
and six months, respectively. The applicable margin for each type of loan is (i) 6.25% per annum for any ABR Loans and (ii) 7.25% per annum for any SOFR Loans, with interest periods for SOFR Loans of one
,
three
or six months (or other periods if agreed by all lenders);

•	provides a default rate that will accrue at 2.00% per annum over the rate otherwise applicable;

•
provides for amortization payments based on the initial principal amount of the loans outstanding of 1.0% per year (0.25% due per quarter), with adjustments made to the overall amortization amount upon the incurrence of any delayed draw loans;

•
contains provisions requiring mandatory prepayment of the initial term loans and delayed draw term loans with 100% of the proceeds of (a) indebtedness not permitted by the Owl Rock Credit Facility and (b) certain specified asset dispositions and payments (including in respect of settlements) in respect of property, casualty insurance claims or condemnation proceedings, with the proceeds received under this clause (b) subject to certain specified reinvestment rights and procedures set forth in the Owl Rock Credit Facility. The Owl Rock Credit Facility permits voluntary prepayments of outstanding loans at any time;

•
provides for financial covenants such that (i) a consolidated net leverage ratio cannot exceed 2.50 to
1.00
as of the last day of any fiscal quarter and (ii) a liquid asset coverage ratio cannot be less than 1.80 to 1.00;

•
contains affirmative covenants related to, among other things, delivery of certain financial reports and compliance certificates, maintenance of existence, compliance with laws, material contracts, payment of taxes, property and insurance matters, inspection of property, books and records, notices, collateral matters and future subsidiaries, in each case, subject to specified limitations and exceptions;

•
contains an affirmative representation and corresponding covenant that the Company and certain subsidiaries of the Company do not, and will not during the term of the Owl Rock Facility (or if the term of the Owl Rock Credit Facility continues for longer than a year, during the Company’s and certain subsidiaries of the Company’s most recent fiscal year), derive more than fifteen percent (15%) of their aggregate gross revenues from securities related activities;

•
contains negative covenants related to, among other things, incurrence of debt, creation of liens, mergers, acquisitions and certain other fundamental changes, conditions concerning the creation of new subsidiaries, conditions concerning opening of new accounts, disposition of assets, dividends and other restricted payments, prepayment of certain indebtedness, transactions with affiliates, investments and limitations on lines of business, in each case, subject to specified limitations and exceptions; and

•
provides for certain specified events of default upon the occurrence and during the continuation of certain events or conditions (subject to specified exceptions, grace periods or cure rights, as applicable) each as set forth in the Owl Rock Credit Facility, which includes among other things, defaults with respect to nonpayment, breaches of representations and warranties, failure to comply with covenants, cross-default to other material indebtedness, bankruptcy and insolvency matters, ERISA matters, material judgments, collateral and perfection matters, the occurrence of a change of control and subordination matters with respect to certain specified indebtedness. The occurrence and continuance of an event of default that is not cured or waived will enable the agent and/or the lenders, as applicable, to accelerate the loans or take other remedial steps as provided in the Owl Rock Credit Facility and the other loan documents.

Sponsor PIK Note
On the June 30, 2023, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, East Sponsor, LLC, a Delaware limited liability company (“Sponsor”), made an unsecured loan to the Company in the aggregate amount of $10,471,648 (the “Sponsor PIK Note”) with an interest rate of 12% per annum compounding semi-annually. Accrued interest is payable in arrears quarterly starting on September 30, 2023 by adding it to the outstanding principal balance. As of September 30, 2023, $314,130 in non-cash interest expense was added to the outstanding principal balance. The Sponsor PIK Note matures on June 30, 2028 (the “Maturity Date”) and may be prepaid at any time in accordance with its terms without any premium or penalty.

LMATT Series 2024, Inc. Market-Indexed Notes:
On March 31, 2022, LMATT Series 2024, Inc., which the Company consolidates for financial reporting, issued $10,166,900 in market-indexed private placement notes. The note, titled the Longevity Market Assets Target-Term Series (LMATTS) 2024, is a market-indexed instrument designed to provide upside performance exposure of the S&P 500 Index, while limiting downward exposure. Upon maturity of the note in 2024, the principal, plus the return based upon the S&P 500 Index must be paid. The note has a feature to protect debt holders from market downturns, up to 40%. Any subsequent losses below the 40% threshold will reduce the note on a one-to-one
basis. As of September 30, 2023, $9,866,900 of the principal amount remained outstanding.
The notes are held at fair value, which represents the exit price, or anticipated price to transfer the liability to a third party. As of September 30, 2023, the fair value of the LMATT Series 2024, Inc. notes was $9,311,800.
The notes are secured by the assets of the issuing entities, which includes cash, S&P 500 options, and life settlement policies totaling $10,358,537 as of September 30, 2023. The notes’ agreements do not restrict the trading of life settlement contracts prior to maturity of the note, as total assets of the issuing companies are considered as collateral. There are also no restrictive covenants associated with the notes with which the entities must comply.
LMATT Series 2.2024, Inc. Market-Indexed Notes:
On September 16, 2022, LMATTS Series 2.2024, Inc., a 100% owned subsidiary which the Company consolidates for financial reporting issued $2,333,391 in market-indexed private placement notes. The note, titled the Longevity Market Assets Target-Term Growth Series 2.2024, Inc. (“LMATTSTM Series 2.2024, Inc.”) is a market-indexed instrument designed to provide upside performance exposure of the S&P 500 Index, while limiting downward exposure. Upon maturity of the note in 2024, the principal, plus the return based upon the S&P 500 Index must be paid. The note has a feature to provide upside performance participation that is capped at 120% of the performance of the S&P 500. A separate layer of the note has a feature to protect debt holders from market downturns by up to 20% if the index price experiences a loss during the investment period. After the underlying index has decreased in value by more than 20%, the investment will experience all subsequent losses on a one-to-one
basis. As of September 30, 2023, the entire principal amount remained outstanding.
The notes are held at fair value, which represents the exit price, or anticipated price to transfer the liability to a third party. As of September 30, 2023, the fair value of the LMATT Series 2.2024, Inc. notes were $3,027,681.
The notes are secured by the assets of the issuing entity, LMATT Series 2.2024, Inc., which includes cash, S&P 500 options, and life settlement policies totaling $2,983,754 as of September 30, 2023. The note agreements do not restrict the trading of life settlement contracts prior to maturity of the note, as total assets of the issuing company are considered as collateral. There are also no restrictive covenants associated with the note with which the entity must comply.
LMATT Growth and Income Series 1.2026, Inc. Market-Indexed Notes:
Additionally, on September 16, 2022, LMATTS Growth and Income Series 1.2026, Inc., a 100% owned subsidiary which the Company consolidates for financial reporting issued $400,000 in market-indexed private placement notes. The note, titled the Longevity Market Assets Target-Term Growth and Income Series 1.2026, Inc (“LMATTSTM Growth and Income Series 1.2026, Inc.”) is a market-indexed instrument designed to provide upside performance exposure of the S&P 500 Index, while limiting downward exposure. Upon maturity of the note in 2026, the principal, plus the return based upon the S&P 500 Index must be paid. The note has a feature to provide upside performance participation that is capped at 140% of the performance of the S&P 500. A separate layer of the note has a feature to protect debt holders from market downturns by up to 10% if the index price experiences a loss during the investment period. After the underlying index has decreased in value by more than 10%, the investment will experience all subsequent losses on a one-to-one
basis. This note also includes 4% dividend feature that will be paid annually. As of September 30, 2023, the entire principal amount remained outstanding.
The notes are held at fair value, which represents the exit price, or anticipated price to transfer the liability to a third party. As of September 30, 2023, the fair value of the LMATT Growth and Income Series 1.2026, Inc., notes were $427,284.
The notes are secured by the assets of the issuing entity, LMATTS Growth and Income Series 1.2026, Inc., which includes cash, S&P 500 options, and life settlement policies totaling $369,253 as of September 30, 2023. The note agreements do not restrict the trading of life settlement contracts prior to maturity of the note, as total assets of the issuing company are considered as collateral. There are also no restrictive covenants associated with the note with which the entity must comply.
See additional fair value considerations within Note 12.
LMA Income Series, LP and LMA Income Series, GP LLC Secured Borrowing
LMA Income Series, GP, LLC, wholly owned and controlled by that LMA Series, LLC, formed a limited partnership, LMA Income Series, LP and issued partnership interests to limited partners in a private placement offering. The initial term of the offering is three years with the ability to extend for two additional one-year periods at the discretion of the general partner, LMA Income Series, GP, LLC. The limited partners will receive an annual dividend of 6.5% paid quarterly and 25% of returns in excess of a 6.5% internal rate of return capped at 9% which would require a 15% net internal rate of return. The General Partner will receive 75% of returns in excess of a 6.5% internal rate of return to limited partners then 100% in excess of a 15% net internal rate of return.
It was determined that LMA Series, LLC is the primary beneficiary of LMA Income Series, LP and thus has fully consolidated the limited partnership in its consolidated financial statements for the three and nine months ended September 30, 2023.
The private placement offerings proceeds will be used to acquire an actively manage a large and diversified portfolio of financial assets. LMA, through its consolidated subsidiaries, serves as the portfolio manager for the financial asset portfolio, which includes investment sourcing and monitoring. In this role, LMA has the unilateral ability to acquire and dispose of any of the above investments. As the partnership does not represent a business in accordance with ASC 810 and is a consolidated subsidiary that only holds financial assets, this represents a transfer subject to ASC 860-10. As the financial assets are not transferred outside the consolidated group, the proceeds from the offering shall be classified as a liability unless it meets the definition of a participating interest and the derecognition criteria in ASC 860 are met. The transferred interest did not meet the definition of a participating interest as LMA possesses the unilateral ability to direct the sale of the financial assets (ASC 860-10-50-6A(d)). In accordance with ASC 860-30-25-2, as the transfer of the financial assets did not meet the definition of a participating interest, LMA shall recognize the proceeds received from the offering as a secured borrowing.
LMA elected to account for the secured borrowing at fair value under the collateralized financing entity guidance within ASC 810-10-30. As of September 30, 2023, the fair value of the secured borrowing was $22,242,291.
LMA Income Series II, LP and LMA Income Series II, GP LLC Secured Borrowing
LMA Income Series II, GP, LLC, wholly owned and controlled by that LMA Series, LLC, formed a limited partnership, LMA Income Series II, LP and issued partnership interests to limited partners in a private placement offering. The initial term of the offering is three years with the ability to extend for two additional one-year periods at the discretion of the general partner, LMA Income Series II, GP, LLC. The limited partners will receive annual dividends equal to the Preferred Return Amounts as follows: Capital commitment less than $500,000, 7.5%; between $500,000 and $1,000,000, 7.75%; over $1,000,000, 8%. Thereafter, 100% of the excess to be paid to the General Partner.
It was determined that LMA Series, LLC is the primary beneficiary of LMA Income Series, LP and thus has fully consolidated the limited partnership in its consolidated financial statements for the three and nine months ended September 30, 2023.
The private placement offerings proceeds will be used to acquire an actively manage a large and diversified portfolio of financial assets. LMA, through its consolidated subsidiaries, serves as the portfolio manager for the financial asset portfolio, which includes investment sourcing and monitoring. In this role, LMA has the unilateral ability to acquire and dispose of any of the above investments. As the partnership does not represent a business in accordance with ASC 810 and is a consolidated subsidiary that only holds financial assets, this represents a transfer subject to ASC 860-10. As the financial assets are not transferred outside the consolidated group, the proceeds from the offering shall be classified as a liability unless it meets the definition of a participating interest and the derecognition criteria in ASC 860 are met. The transferred interest did not meet the definition of a participating interest as LMA possesses the unilateral ability to direct the sale of the financial assets (ASC 860-10-50-6A(d)). In accordance with ASC 860-30-25-2, as the transfer of the financial assets did not meet the definition of a participating interest, LMA shall recognize the proceeds received from the offering as a secured borrowing.
LMA elected to account for the secured borrowing at fair value under the collateralized financing entity guidance within ASC 810-10-30. As of September 30, 2023, the fair value of the secured borrowing was $24,535,851.
SPV Purchase and Sale Note
On July 5, 2023, the Company entered into an Asset Purchase Agreement (the “Policy APA”) to acquire certain insurance policies with an aggregate fair market value of $10.0 million from Abacus Investment SPV, LLC, a Delaware limited liability company (“SPV”), in exchange for a payable obligation owed by the Company to SPV (such acquisition transaction under the Policy APA, the “SPV Purchase and Sale”).
The payable obligation owed by the Company to SPV in connection with the SPV Purchase and Sale is evidenced by a note issued by the Company to SPV in connection with the SPV Investment Facility, as defined below, (the “SPV Purchase and Sale Note”) in an original principal amount equal to the aggregate fair market value of the acquired insurance policies. The SPV Purchase and Sale Note has the same material terms and conditions as the other credit extensions under the SPV Investment Facility.
SPV Investment Facility
On July 5, 2023, the Company entered into a credit agreement between the Company, as borrower, and the SPV, as lender (the “SPV Investment Facility”) whereby the Company is able to borrow additional funds from SPV.
The SPV Investment Facility provides, among other things, for the following:

•	requires that certain subsidiaries of the Company guarantee the credit extensions provided under the SPV Investment Facility pursuant to separate documentation;

•
is unsecured without collateral security provided in favor of SPV and subordinated in right of payment to the Company’s obligations under the Owl Rock Credit Facility, subject to limited specified exceptions and circumstances for permitting early payment;

•
provides for certain credit extensions in an aggregate principal amount of $25.0 million recorded in the SPV purchase and sale note line item on the condensed consolidated balance sheets, which includes: (i) an initial credit extension in an original principal amount of $15.0 million that was funded upon the closing of the SPV Investment Facility, and (ii) the SPV Purchase and Sale Note for the original principal amount of $10.0 million to finance the purchase of the insurance policies under the Policy APA;

•	provides for proceeds to be used for payment of certain transaction expenses, general corporate purposes and any other purposes not prohibited by the agreement or applicable law;

•
matures on July 5, 2026, three years after the closing of the SPV Investment Facility, subject to two automatic extensions of one year each without any amendment of the relevant documentation, but also subject to applicable subordination restrictions in relation to the Owl Rock Credit Facility;

•
provides for interest to accrue on the SPV Investment Facility at a rate of 12% per annum, payable quarterly, all of which is to be paid in-kind by the Company by increasing the principal amount of the SPV Investment Facility owing to the SPV on each interest payment date. As of September 30, 2023, $750,000 in non-cash interest expense was added to the outstanding principal balance;

•
provides a default rate that will accrue at 2.00% per annum (subject to applicable subordination restrictions) over the rate otherwise applicable. If cash payment is not permitted due to applicable subordination restrictions or otherwise, such default interest shall be paid in-kind;

•	provides that no principal payments shall be required prior to maturity;

•	contains financial and other covenants substantially similar and not materially worse than those contained in the Owl Rock Credit Facility from the perspective of the Company; and

•
provides for certain specified events of default (including certain events of default subject to grace or cure periods), with the occurrence and during the continuance of such events of default enabling the lender under the SPV Investment Facility to accelerate the obligations under the SPV Investment Facility, among other rights or remedies, subject to applicable subordination restrictions.

The Company paid $0 interest expense during the nine month ended September 30, 2023 and 2022.

11.	LONG-TERM DEBT
Long-term debt comprises of the following:

	December 31, 2022		December 31, 2021
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$9,866,900	$8,067,291	$—	$—
LMATT Series 2.2024, Inc.	2,333,391	2,354,013	—	—
LMATT Growth & Income Series 1.2026, Inc.	400,000	400,000	—	—
Secured borrowing:
LMATT Income Series, LP	17,428,349	17,428,349	—	—

Total long-term debt	$30,028,640	$28,249,653	$—	$—

LMATT Series 2024, Inc. Market-Indexed Notes:
On March 31, 2022, LMATT Series 2024, Inc., which the Company consolidates for financial reporting, issued $10,166,900 in market-indexed private placement notes. The note, titled the Longevity Market Assets Target-Term Series (LMATTS) 2024, is a market-indexed instrument designed to provide upside performance exposure of the S&P 500 Index, while limiting downward exposure. Upon maturity of the note in 2024, the principal, plus the return based upon the S&P 500 Index must be paid. The note has a feature to protect debt holders from market downturns, up to 40%. Any subsequent losses below the 40% threshold will reduce the note on a one-to-one
basis. As of December 31, 2022, $9,886,900 of the principal amount remained outstanding.
The notes are held at fair value, which represents the exit price, or anticipated price to transfer the liability to a third party. As of December 31, 2022, the fair value of the LMATT Series 2024, Inc. notes were $8,067,291.
The notes are secured by the assets of the issuing entities, which includes cash, S&P 500 options, and life settlement policies totaling $12,200,797 as of December 31, 2022. The note agreements do not restrict the trading of life settlement contracts prior to maturity of the note, as total assets of the issuing companies are considered as collateral. There are also no restrictive covenants associated with the notes with which the entities must comply.
LMATT Series 2.2024, Inc. Market-Indexed Notes:
On September 16, 2022, LMATTS Series 2.2024, Inc., a 100% owned subsidiary which the Company consolidates for financial reporting issued $2,333,391 in market-indexed private placement notes. The note, titled the Longevity Market Assets Target-Term Growth Series 2.2024, Inc. (“LMATTSTM Series 2.2024,

Inc.”) is a market-indexed instrument designed to provide upside performance exposure of the S&P 500 Index, while limiting downward exposure. Upon maturity of the note in 2024, the principal, plus the return based upon the S&P 500 Index must be paid. The note has a feature to provide upside performance participation that is capped at 120% of the performance of the S&P 500. A separate layer of the note has a feature to protect debt holders from market downturns by up to 20% if the index price experiences a loss during the investment period. After the underlying index has decreased in value by more than 20%, the investment will experience all subsequent losses on a one-to-one
basis. As of December 31, 2022, the entire principal amount remained outstanding.
The notes are held at fair value, which represents the exit price, or anticipated price to transfer the liability to a third party. As of December 31, 2022, the fair value of the LMATT Series 2.2024, Inc. notes were $2,354,013.
The note is secured by the assets of the issuing entity, LMATT Series 2.2024, Inc., which includes cash, S&P 500 options, and life settlement policies totaling $3,246,756 as of December 31, 2022. The note agreement does not restrict the trading of life settlement contracts prior to maturity of the note, as total assets of the issuing company are considered as collateral. There are also no restrictive covenants associated with the note with which the entity must comply.
LMATT Growth and Income Series 1.2026, Inc. Market-Indexed Notes:
Additionally, on September 16, 2022, LMATT Growth and Income Series 1.2026, Inc., a 100% owned subsidiary which the Company consolidates for financial reporting issued $400,000 in market-indexed private placement notes. The note, titled the Longevity Market Assets Target-Term Growth and Income Series 1.2026, Inc (“LMATTSTM Growth and Income Series 1.2026, Inc.”) is a market-indexed instrument designed to provide upside performance exposure of the S&P 500 Index, while limiting downward exposure. Upon maturity of the note in 2026, the principal, plus the return based upon the S&P 500 Index must be paid. The note has a feature to provide upside performance participation that is capped at 140% of the performance of the S&P 500. A separate layer of the note has a feature to protect debt holders from market downturns by up to 10% if the index price experiences a loss during the investment period. After the underlying index has decreased in value by more than 10%, the investment will experience all subsequent losses on a one-to-one
basis. This note also includes a 4% dividend feature that will be paid annually. As of December 31, 2022, the entire principal amount remained outstanding.
The notes are held at fair value, which represents the exit price, or anticipated price to transfer the liability to a third party. As of December 31, 2022, the fair value of the LMATT Growth and Income Series 1.2026, Inc., notes were $400,000
The note is secured by the assets of the issuing entity, LMATT Growth and Income Series 1.2026, Inc., which includes cash, S&P 500 options, and life settlement policies totaling $752,236 as of December 31, 2022. The note agreement does not restrict the trading of life settlement contracts prior to maturity of the note, as total assets of the issuing company are considered as collateral. There are also no restrictive covenants associated with the note with which the entity must comply.
See additional fair value considerations within the Fair Value footnote.
LMA Income Series, LP and LMA Income Series, GP Secured Borrowing
LMA Income Series, GP, LLC, wholly owned and controlled by that LMA Series, LLC, formed a limited partnership, LMA Income Series, LP and issued partnership interests to limited partners in a private placement offering. The initial term of the offering is three years with the ability to extend for two additional one-year
periods at the discretion of the General Partner, LMA Income Series, GP, LLC. The limited partners will receive an annual dividend of 6.5% paid quarterly and 25% of returns in excess of a 6.5% internal rate of return capped at 15% net internal rate of return. The General Partner will receive 75% of returns in excess of a 6.5% internal rate of return to limited partners then 100% in excess of a 15% net internal rate of return.

It was determined that LMA Series, LLC is the primary beneficiary of LMA Income Series, LP and thus has fully consolidated the limited partnership in its consolidated financial statements for the year ended December 31, 2022.
The private placement offerings proceeds will be used to acquire an actively managed large and diversified portfolio of financial assets. ABL, through its consolidated subsidiaries, serves as the portfolio manager for the financial asset portfolio, which includes investment sourcing and monitoring. In this role, ABL has the unilateral ability to acquire and dispose of any the above investments. As the partnership does not represent a business in accordance with ASC 810 and is a consolidated subsidiary that only holds financial assets, this represents a represents a transfer subject to ASC
860-10.
As the financial assets are not transferred outside the consolidated group, the proceeds from the offering shall be classified as a liability unless it meets the definition of a participating interest and the derecognition criteria in ASC 860 are met. The transferred interest did not meet the definition of a participating interest as ABL possesses the unilateral ability to direct the sale of the financial assets (ASC
860-10-50-6A(d)).
In accordance with ASC
860-30-25-2,
as the transfer of the financial assets did not meet the definition of a participating interest, ABL shall recognize the proceeds received from the offering as a secured borrowing.
ABL elected to account for the secured borrowing at fair value under the collateralized financing entity guidance within ASC
810-10-30.
As of December 31, 2022, the fair value of the secured borrowing was $17,428,349 .